Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Qantas Airways Ltd.	1,268,632	$6,264,150

Banks — 25.5%
Australia & New Zealand Banking Group Ltd.	4,934,776	82,913,009
Bendigo & Adelaide Bank Ltd.	848,871	5,758,989
Commonwealth Bank of Australia	3,081,938	168,479,236
National Australia Bank Ltd.	5,019,086	87,894,222
Westpac Banking Corp.	6,075,675	100,767,072

		445,812,528

Beverages — 1.3%
Coca-Cola Amatil Ltd.	884,031	6,804,769
Treasury Wine Estates Ltd.	1,249,973	15,810,510

		22,615,279

Biotechnology — 8.6%
CSL Ltd.	789,082	151,303,230

Capital Markets — 4.5%
ASX Ltd.	337,795	18,669,474
Macquarie Group Ltd.	562,949	52,566,505
Magellan Financial Group Ltd.	221,445	7,862,236

		79,098,215

Chemicals — 1.0%
Incitec Pivot Ltd.	2,801,843	6,121,389
Orica Ltd.	664,345	10,685,852

		16,807,241

Commercial Services & Supplies — 1.3%
Brambles Ltd.	2,758,191	23,413,789

Construction & Engineering — 0.2%
CIMIC Group Ltd.	167,537	3,812,153

Construction Materials — 1.3%
Boral Ltd.	2,033,760	7,070,766
James Hardie Industries PLC	771,819	15,118,812

		22,189,578

Diversified Financial Services — 0.7%
AMP Ltd.	5,799,240	7,668,696
Challenger Ltd.	964,000	5,307,684

		12,976,380

Diversified Telecommunication Services — 1.3%
Telstra Corp. Ltd.	7,229,239	18,874,851
TPG Telecom Ltd.	655,155	3,097,597

		21,972,448

Electric Utilities — 0.2%
AusNet Services	3,211,516	3,779,749

Energy Equipment & Services — 0.3%
Worley Ltd.	590,475	5,990,960

Equity Real Estate Investment Trusts (REITs) — 7.0%
BGP Holdings PLC(a)(b)	18,888,372	208
Dexus	1,910,810	15,806,933
Goodman Group	2,865,910	28,728,595
GPT Group (The)	3,400,087	14,143,887
Mirvac Group	6,855,200	15,626,211
Scentre Group	9,266,598	24,695,634
Stockland	4,140,879	14,144,499

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vicinity Centres	5,594,644	$10,141,703

		123,287,670

Food & Staples Retailing — 4.6%
Coles Group Ltd.	1,977,018	21,743,768
Woolworths Group Ltd.	2,191,274	58,931,392

		80,675,160

Gas Utilities — 0.9%
APA Group	2,049,110	15,246,199

Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	100,386	15,888,178

Health Care Providers & Services — 1.7%
Ramsay Health Care Ltd.	282,498	13,945,140
Sonic Healthcare Ltd.	782,167	15,935,221

		29,880,361

Hotels, Restaurants & Leisure — 2.5%
Aristocrat Leisure Ltd.	1,001,787	22,984,490
Crown Resorts Ltd.	651,163	5,686,167
Flight Centre Travel Group Ltd.	96,859	2,884,644
Tabcorp Holdings Ltd.	3,506,892	11,362,177

		42,917,478

Insurance — 4.1%
Insurance Australia Group Ltd.	4,013,571	21,419,612
Medibank Pvt Ltd.	4,811,501	10,609,668
QBE Insurance Group Ltd.	2,293,410	19,670,011
Suncorp Group Ltd.	2,189,701	19,817,304

		71,516,595

Interactive Media & Services — 0.4%
REA Group Ltd.	91,364	6,449,304

IT Services — 0.6%
Computershare Ltd.	847,614	10,165,073

Metals & Mining — 14.3%
Alumina Ltd.	4,247,379	6,636,462
BHP Group Ltd.	5,128,482	132,616,259
BlueScope Steel Ltd.	892,725	8,785,861
Fortescue Metals Group Ltd.	2,419,246	15,921,959
Newcrest Mining Ltd.	1,338,750	27,854,121
Rio Tinto Ltd.	646,256	42,357,665
South32 Ltd.	8,680,445	15,852,925

		250,025,252

Multi-Utilities — 0.9%
AGL Energy Ltd.	1,138,965	15,723,782

Multiline Retail — 3.4%
Harvey Norman Holdings Ltd.	983,197	2,859,648
Wesfarmers Ltd.	1,973,921	56,570,742

		59,430,390

Oil, Gas & Consumable Fuels — 5.6%
Caltex Australia Ltd.	433,317	10,129,386
Oil Search Ltd.	2,383,211	11,993,310
Origin Energy Ltd.	3,073,458	18,086,319
Santos Ltd.	3,074,813	16,950,400
Washington H Soul Pattinson & Co. Ltd.	210,967	3,185,021
Woodside Petroleum Ltd.	1,629,762	38,042,827

		98,387,263

Professional Services — 0.5%
Seek Ltd.	584,034	9,160,992

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.7%
Lendlease Group	984,871	$12,863,681

Road & Rail — 0.8%
Aurizon Holdings Ltd.	3,456,236	13,512,474

Software — 0.3%
WiseTech Global Ltd.	248,670	4,588,507

Transportation Infrastructure — 3.5%
Sydney Airport	1,933,013	12,002,759
Transurban Group	4,720,115	49,007,732

		61,010,491

Total Common Stocks — 99.3% (Cost: $1,906,799,437)		1,736,764,550

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	607,000	607,000

Total Short-Term Investments — 0.0% (Cost: $607,000)		607,000

Total Investments in Securities — 99.3% (Cost: $1,907,406,437)		1,737,371,550

Other Assets, Less Liabilities — 0.7%		11,960,203

Net Assets — 100.0%		$1,749,331,753

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	603,000	4,000	607,000	$607,000	$3,280	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	105	12/19/19	$12,173	$229,524

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Australia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,736,764,342	$—	$208	$1,736,764,550
Money Market Funds	607,000	—	—	607,000

	$1,737,371,342	$—	$208	$1,737,371,550

Derivative financial instruments(a)
Assets
Futures Contracts	$229,524	$—	$—	$229,524

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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